Reconciliation of Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Company's Total Capital to Bank's Regulatory Capital [Line Items]
Total capital per consolidated financial statements	$ 154,330	$ 157,739	$ 152,842	$ 125,759
Holding company equity not available for regulatory capital	(5,272)	(13,151)
Accumulated losses (gains) on available for sale securities	199	(189)
Intangible assets	(14,265)	(18,697)
Disallowed deferred tax asset	0	(1,840)
Total tier 1 capital	134,992	123,862
Allowance for loan and credit losses reduced by excess allowance per regulatory requirements	10,465	8,444
Total capital per regulatory reporting	$ 145,457	$ 132,306